Forward Purchase Agreement	9 Months Ended
Sep. 30, 2022
Forward Purchase Agreement
Forward Purchase Agreement

Note 11—Forward Purchase Agreement

On August 4, 2022, the Company and ACM Seller entered into the Forward Purchase Agreement for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, the FPA Sellers intended, but were not obligated, to purchase (a) Founder Class A Shares after the date of the Forward Purchase Agreement from holders of the Founder Class A Shares (other than Founder or affiliates of Founder) who elected to redeem Founder Class A Shares (such purchased Founder Class A Shares, the “Recycled Shares”) pursuant to redemption rights set forth in Founder’s amended and restated memorandum and articles of association (the “Governing Documents”) in connection with the Mergers (such holders, “Redeeming Holders”) and (b) Founder Class A Shares in an issuance from Founder at a price per Founder Class A Share equal to approximately $10.17 per share, the per-share redemption price as set forth in the Governing Documents (such Founder Class A Shares, the “Additional Shares” and, together with the Recycled Shares, the “Subject Shares”). Pursuant to the terms of the FPA Agreement, the aggregate number of Subject Shares could not exceed 15 million shares (the “Maximum Number of Shares”). In addition, the FPA Sellers purchased an additional 1 million Founder Class A Shares from other Redeeming Holders (the “Separate Shares”). The FPA Sellers may not beneficially own greater than 9.9% of the Common Stock on a post-Mergers pro forma basis.

Pursuant to the terms of the Forward Purchase Agreement, the FPA Sellers purchased 7,082,616 Founder Class A Shares, which included 6,082,616 Subject Shares and 1,000,000 Separate Shares, at the per-share redemption price prior to the closing of the Mergers, in exchange for the prepayment by Founder of $68.7 million out of the funds in Founder’s trust account that were to be received by the Company at the Closing. The prepayment amount was calculated as (a) the per-share redemption price multiplied by the 6,082,616 Subject Shares, less (b) 50% of the product of the 6,082,616 Subject Shares multiplied by $1.33 (the “Prepayment Shortfall”) and (c) an amount equal to the product of Separate Shares multiplied by the per-share redemption price. The FPA Sellers did not purchase any Additional Shares.

From time to time following the Closing, the FPA Sellers, in their discretion, may sell the Subject Shares, the effect of which is to terminate the Forward Purchase Agreement in respect of such Subject Shares sold (the “Terminated Shares”) and repay to the Company a portion of the forward price, in amounts corresponding to the number of shares sold. The Forward Purchase Agreement is to mature on the earlier of (a) the third anniversary of the Closing and (b) the date specified by the FPA Sellers at the FPA Sellers’ discretion after the occurrence of a VWAP Trigger Event (the “FPA Maturity Date”). A VWAP Triggering Event occurs if (i) during the first 90 days following the Closing, the VWAP for 20 trading days during any 30 consecutive trading day period is less than $3.00 per share and (ii) from the 91st day following the Closing, the VWAP for 20 trading days during any 30 consecutive trading day period is less than $5.00 per share. At maturity, the Company is obligated to pay to the FPA Sellers an amount equal to the product of (a) (x) the Maximum Number of Shares, less (y) the number of the Terminated Shares, plus (z) the number of the Subject Shares sold whereby the proceeds of such sales were applied as a Prepayment Shortfall, multiplied by (b) $2.00 (the “Maturity Consideration”). The Company is obligated to pay the Maturity Consideration in shares of Class A Common Stock, with the price per share equal to the average daily VWAP for the 30 trading days following the FPA Maturity Date. As of September 30, 2022, the FPA Sellers sold 93,310 shares of Class A Common Stock that were Subject Shares covered by the Forward Purchase Agreement.

In accordance with ASC 815, Derivatives and Hedging, the Company has determined that the forward option within the Forward Purchase Agreement is (i) a freestanding financial instrument and (ii) a derivative. This derivative, referred to throughout as the “forward purchase option derivative” is recorded as a liability on the accompanying condensed consolidated balance sheet as of September 30, 2022. The Company has performed fair value measurements for this derivative as of the Closing and as of September 30, 2022, which is described in Note 15. The Company will remeasure the fair value of the forward purchase option derivative each reporting period.

See Note 20 regarding certain subsequent event related to the Forward Purchase Agreement specific to the occurrence of a VWAP Trigger Event.